SHARE BASED COMPENSATION (Details) - USD ($)												12 Months Ended
	Aug. 25, 2021	Apr. 30, 2021	Jan. 25, 2021	Jan. 03, 2021	Nov. 24, 2020	Jul. 09, 2020	Aug. 31, 2018	Jun. 20, 2017	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Aug. 31, 2020
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period Description							another one year to September 1, 2019	another 1 year to September 1, 2018
Share-based Compensation								$ 32,491
2011 Plan
Number of RSUs
Expect to vest as of December 31, 2021												0
Weighted average grant date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													6,982,920			6,982,920
Share-based compensation charged to operating expenses of continuing operations													$ 286,132	$ 0
Share-based compensation charged to operating expenses of discontinued operations														53,967
Share-based Compensation														$ 53,967	$ 327,376
Vests with exercise price												$ 0
2011 Plan | Options [Member]
Weighted average grant date fair value
Unvested options									32,028,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																15,760,449
2011 Plan | Restricted Stock Units (RSUs) [Member]
Number of RSUs
Outstanding at beginning of year												50,001
Granted									10,430,000			347,000
Vested and transfer to grantee (shares)												(691,000)	0
Forfeited and expected Forfeit												(43,500)
Outstanding at ending of year												112,501	50,001
Weighted average grant date fair value
Outstanding at beginning of year												$ 2.54
Granted									$ 0			3.38
Vested and transfer to grantee (per shares)												2.89
Forfeited and expected Forfeit												2.540
Outstanding at end of year												$ 2.43	$ 2.54
Unvested options									10,430,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award									The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS.
Vested and transfer to grantee (shares)												691,000	0
Forfeited and expected Forfeit												(43,500)
Vested and transfer to grantee (per shares)												$ 2.89
Forfeited and expected Forfeit												$ 2.540
2011 Plan | Board of Directors | Options [Member]
Weighted average grant date fair value
Unvested options										3,312,618
2011 Plan | Board of Directors | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Recognition period						4 years
Number of RSUs
Granted						550,001					28,841,700
Vested and transfer to grantee (shares)										(28,639,900)
Weighted average grant date fair value
Granted											$ 0
Vests with exercise price						$ 0
Vesting period (in years)						4 years
Cliff period						1 year
Vested and transfer to grantee (shares)										28,639,900
2011 Plan | Management | Restricted Stock Units (RSUs) [Member]
Number of RSUs
Granted			224,000	123,000
Weighted average grant date fair value
Vests with exercise price			$ 0	$ 0
2011 Plan | Vest immediately
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage									40.00%
2011 Plan | Six months time-based vesting schedule
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage									30.00%
2011 Plan | Six months time-based vesting schedule | Restricted Stock Units (RSUs) [Member]
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage												50.00%
2011 Plan | Twelve months time-based vesting schedule
SHARE-BASED COMPENSATION [Line Item]
Vesting percentage									30.00%
2020 Plan | Restricted Stock Units (RSUs) [Member]
Number of RSUs
Outstanding at beginning of year												205,600
Granted												260,000
Vested and transfer to grantee (shares)												(362,800)
Forfeited and expected Forfeit												(102,800)
Outstanding at ending of year													205,600
Weighted average grant date fair value
Outstanding at beginning of year												$ 2.84
Granted												3.57
Vested and transfer to grantee (per shares)												3.36
Forfeited and expected Forfeit												$ 2.84
Outstanding at end of year													$ 2.84
Vested and transfer to grantee (shares)												362,800
Forfeited and expected Forfeit												(102,800)
Vested and transfer to grantee (per shares)												$ 3.36
Forfeited and expected Forfeit												$ 2.84
2020 Plan | Board of Directors | Restricted Stock Units (RSUs) [Member]
Number of RSUs
Granted					205,600
Weighted average grant date fair value
Vesting period (in years)					4 years
Cliff period					1 year
2020 Plan | Management | Restricted Stock Units (RSUs) [Member]
Number of RSUs
Granted		20,000	100,000	140,000
Weighted average grant date fair value
Vests with exercise price		$ 0	$ 0	$ 0
Plan 2021
Number of RSUs
Granted	1,099,443
Plan 2021 | Restricted Stock Units (RSUs) [Member]
Number of RSUs
Granted												1,099,443
Vested and transfer to grantee (shares)												(1,099,443)
Weighted average grant date fair value
Granted	$ 0											$ 2.95
Vested and transfer to grantee (per shares)												$ 2.95
Vested and transfer to grantee (shares)												1,099,443
Vested and transfer to grantee (per shares)												$ 2.95